Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Income Tax Expense
Current federal tax expense
Federal	$-	$53,687
State	2,421	22,600
Deferred tax
Federal	162,048	(108,612)
State	53,889	(36,119)
Total	$218,358	$(68,444)

Schedule of Reconciliation of Income Tax Expenses	The following is a reconciliation of income tax expenses at the effective rate to income tax at the calculated statutory rates:
	December 31, 2023	December 31, 2022
Statutory tax rate
Federal	21.00%	21.00%
State of California	6.81%	6.98%
Permanent difference	(4.19)%	—%
Change in valuation allowance	(26.69)%	(25.27)%
Effective tax rate	(3.07)%	2.71%

Schedule of Net Deferred Taxes	The significant components that comprised the Company’s net deferred taxes are as follows:
	As of December 31, 2023	As of December 31, 2022
Deferred tax assets/(liabilities)
Property, plant and equipment	(70,758)	(70,759)
Right of use asset	17,283	10,631
Allowance for credit loss	327,557	73,740
Inventory impairment	355,243	-
Net operating loss – federal	1,243,813	681,949
Less: valuation allowance	(1,873,138)	(479,624)
Total deferred tax assets/(liabilities)	-	215,937